Other Receivables - Schedule of Other Receivables (Details) (Huale Group Co.Limited) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Security deposit		$ 2,871
Value Added Tax Receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
Other receivables	159,905	134,112
Huale Group Co., Ltd ("HGL") [Member]
Security deposit		2,871
Value Added Tax Receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
Other receivables	$ 159,905	$ 134,112